                              Liberty Acorn Trust

                       Supplement dated August 31, 2001
                      to Prospectus dated May 1, 2001 of
                         Liberty Acorn Fund - Class Z
                     Liberty Acorn International - Class Z
                          Liberty Acorn USA - Class Z
                        Liberty Acorn Twenty - Class Z
                     Liberty Acorn Foreign Forty - Class Z

Effective immediately, the section entitled "Portfolio Managers" on pages 33 through 35 of the Funds' Prospectus is revised as follows:

 .    The second paragraph under the heading on page 33 will be deleted.

 .    The sole paragraph on page 35 will be deleted and replaced with the following:

Chris Olson
Liberty Acorn Foreign Forty, Co-portfolio manager

Mr. Olson has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since January 2001. Mr. Olson also is a co-portfolio manager of two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. He is a CFA and earned a BA from Middlebury College, a MBA from the University of Pennsylvania's Wharton School of Business and a MA in International Studies from the University of Pennsylvania's School of Arts and Sciences.

Todd Narter
Liberty Acorn Foreign Forty, Co-portfolio manager

Mr. Narter has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since June 1997. Mr. Narter also is a co-portfolio manager of two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Narter spent seven years working in Japan in the electronics industry, mainly as a product manager for Teradyne. He is a CFA and earned a BS from the University of Texas and a MS from Stanford University.

                              Liberty Acorn Trust

                       Supplement dated August 31, 2001
                      to Prospectus dated May 1, 2001 of
                Liberty Acorn Foreign Forty - Class A, B and C

Effective immediately, (i) the heading in the Table of Contents entitled "Portfolio Managers/The Investment Team" on the cover page of the Fund's Prospectus is deleted and replaced with "Portfolio Managers" and (ii) the section entitled "Portfolio Managers/The Investment Team" on page 18 of the Funds' Prospectus is revised as follows:

Portfolio Managers
The co-portfolio managers are responsible for making daily investment decisions.

Chris Olson
Liberty Acorn Foreign Forty, Co-portfolio manager

Mr. Olson has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since January 2001. Mr. Olson also is a co-portfolio manager of two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. He is a CFA and earned a BA from Middlebury College, a MBA from the University of Pennsylvania's Wharton School of Business and a MA in International Studies from the University of Pennsylvania's School of Arts and Sciences.

Todd Narter
Liberty Acorn Foreign Forty, Co-portfolio manager

Mr. Narter has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since June 1997. Mr. Narter also is a co-portfolio manager of two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Narter spent seven years working in Japan in the electronics industry, mainly as a product manager for Teradyne. He is a CFA and earned a BS from the University of Texas and a MS from Stanford University.

                              Liberty Acorn Trust

                       Supplement dated August 31, 2001
                      to Prospectus dated May 1, 2001 of
                     Liberty Acorn Foreign Forty - Class Z

Effective immediately, (i) the heading in the Table of Contents entitled "Portfolio Managers/The Investment Team" on the cover page of the Fund's Prospectus is deleted and replaced with "Portfolio Managers" and (ii) the section entitled "Portfolio Managers/The Investment Team" on page 16 of the Funds' Prospectus is revised as follows:

Portfolio Managers
The co-portfolio managers are responsible for making daily investment decisions.

Chris Olson
Liberty Acorn Foreign Forty, Co-portfolio manager

Mr. Olson has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since January 2001. Mr. Olson also is a co-portfolio manager of two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. He is a CFA and earned a BA from Middlebury College, a MBA from the University of Pennsylvania's Wharton School of Business and a MA in International Studies from the University of Pennsylvania's School of Arts and Sciences.

Todd Narter
Liberty Acorn Foreign Forty, Co-portfolio manager

Mr. Narter has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since June 1997. Mr. Narter also is a co-portfolio manager of two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Narter spent seven years working in Japan in the electronics industry, mainly as a product manager for Teradyne. He is a CFA and earned a BS from the University of Texas and a MS from Stanford University.